Acquisitions and Disposals - Summary of Investment in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Transaction Costs			£ 27
Net cash inflow/(outflow) from investing activities	£ (1,777)	£ 2,161	(5,354)
Business combinations [member] | 2019 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received			161
Net deferred consideration			29
Transaction Costs			(73)
Cash and cash equivalents acquired/divested			(13)
Net cash inflow/(outflow) from investing activities			104
Business combinations [member] | Cash flows in 2019 [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received			(3,860)
Transaction Costs			(95)
Cash and cash equivalents acquired/divested			384
Net cash inflow/(outflow) from investing activities			(3,571)
Business combinations [member] | 2020 disposals [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received		786
Net deferred consideration		(19)
Transaction Costs		(27)
Cash and cash equivalents acquired/divested		(481)
Net cash inflow/(outflow) from investing activities		259
Business combinations [member] | 2020 Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Transaction Costs		(6)
Cash and cash equivalents acquired/divested		21
Net cash inflow/(outflow) from investing activities		15
Business combinations [member] | Associates and joint ventures 2020 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received		(4)
Net cash inflow/(outflow) from investing activities		£ (4)
Associates and JV investments [member] | 2019 investments [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received			(11)
Net cash inflow/(outflow) from investing activities			£ (11)
2021 disposals [Member ]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received	43
Net deferred consideration	(51)
Transaction Costs	(8)
Cash and cash equivalents acquired/divested	(1)
Net cash inflow/(outflow) from investing activities	(17)
Associates And Joint Ventures Two Thousand And Twenty One Disposals
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received	277
Net cash inflow/(outflow) from investing activities	£ 277